INCOME (LOSS) PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME (LOSS) PER SHARE [Abstract]
Income/(Loss) from continuing operations available to common stockholders (numerator)	$ 23,691	$ (126,556)	$ 108,853	$ 140,389	$ (577,957)	$ (347,438)
Income/(Loss) available to common stockholders (numerator)	$ 23,691	$ (126,556)	$ 108,853	$ 140,389	$ (577,957)	$ (347,438)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	10,163,249	10,063,249	10,110,502	10,063,249	10,063,249	10,063,249